Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

January 7, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PIMCO Funds (the “Trust”)

      (File No. 333-228523)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that: (i) the forms of the Prospectus and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 1 to the Trust’s Proxy Statement/Prospectus on Form N-14, which was filed on January 4, 2019, and (ii) the text of Post-Effective Amendment No. 1 to the Trust’s Proxy Statement/Prospectus on Form N-14 was filed electronically on January 4, 2019.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	Joshua D. Ratner

Ryan Leshaw

Stephen Forster

Brendan C. Fox